SHAREHOLDERS' EQUITY (Schedule of Options Outstanding) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Shares upon exercise of options outstanding as of December 31, 2019	487,839	675,986	1,134,256	1,453,741
Weighted average remaining contractual life	1 year 4 months 2 days
Shares upon exercise of options exercisable as of December 31, 2019	487,839	660,986	1,065,498
$15.2-17.07 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 15.2
Exercise Prices, maximum	$ 17.07
Shares upon exercise of options outstanding as of December 31, 2019	4,500
Weighted average remaining contractual life	1 year 1 month 13 days
Shares upon exercise of options exercisable as of December 31, 2019	4,500
$ 10.0 -14.84 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 10
Exercise Prices, maximum	$ 14.68
Shares upon exercise of options outstanding as of December 31, 2019	52,750
Weighted average remaining contractual life	9 months 10 days
Shares upon exercise of options exercisable as of December 31, 2019	52,750
$5.01-9.7 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 5.01
Exercise Prices, maximum	$ 9.7
Shares upon exercise of options outstanding as of December 31, 2019	73,563
Weighted average remaining contractual life	2 years 3 months 10 days
Shares upon exercise of options exercisable as of December 31, 2019	73,563
$0.1-4.95 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 0.1
Exercise Prices, maximum	$ 4.95
Shares upon exercise of options outstanding as of December 31, 2019	357,026
Weighted average remaining contractual life	1 year 2 months 23 days
Shares upon exercise of options exercisable as of December 31, 2019	357,026